Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Tax assets and liabilities
Schedule of deferred tax assets and liabilities

	2022 $m
			Other
			movements
			including
		Movement in	foreign
	Balance	income	exchange	Balance
	at 1 Jan	statement	movements	at 31 Dec
Deferred tax assets
Unrealised losses or gains on investments	3	317	(178)	142
Balances relating to investment and insurance contracts	34	1	(33)	2
Short-term temporary differences	162	(15)	(12)	135
Unused tax losses	67	(32)	(4)	31
Total deferred tax assets	266	271	(227)	310

Deferred tax liabilities
Unrealised losses or gains on investments	(242)	44	185	(13)
Balances relating to investment and insurance contracts	(2,125)	(228)	47	(2,306)
Short-term temporary differences	(495)	(81)	23	(553)
Total deferred tax liabilities	(2,862)	(265)	255	(2,872)

	2021 $m
				Other
				movements
				including
		Removal of	Movement in	foreign
	Balance	discontinued	income	exchange	Balance
	at 1 Jan	US operations	statement	movements	at 31 Dec
Deferred tax assets
Unrealised losses or gains on investments	—	—	3	—	3
Balances relating to investment and insurance contracts	87	—	(16)	(37)	34
Short-term temporary differences	4,662	(4,513)	15	(2)	162
Unused tax losses	109	(29)	(14)	1	67
Total deferred tax assets	4,858	(4,542)	(12)	(38)	266

Deferred tax liabilities
Unrealised losses or gains on investments	(1,063)	691	127	3	(242)
Balances relating to investment and insurance contracts	(1,765)	—	(433)	73	(2,125)
Short-term temporary differences	(3,247)	2,832	(87)	7	(495)
Total deferred tax liabilities	(6,075)	3,523	(393)	83	(2,862)